DEBT (Details - Debt outstanding) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total Debt	$ 926,011	$ 874,768
Less: Unamortized debt discounts	(193,935)	(200,853)
Current portion of debt	732,076	673,915
Merchant Agreements [Member]
Debt Instrument [Line Items]
Total Debt	540,433	541,972
Other Promissory Notes [Member]
Debt Instrument [Line Items]
Total Debt	$ 385,577	$ 332,796